Financial Instruments - Summary of Financial Assets and Liabilities Measured at Fair Value by Level within Fair Value Hierarchy (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurements of assets and liabilities [line items]
Cash and cash equivalents	$ 131,764	$ 126,676	$ 103,986	$ 87,182	$ 125,781	$ 75,767
Trade receivables from provisional concentrate sales, net of fair value adjustment	2,836		4,350
Long-term investments - common shares held	262,371		309,757	$ 216,319
Long-term investments - warrants held	427
Convertible note receivable	24,333		21,856
Total net financial assets measured at fair value	421,731		439,949
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Long-term investments - common shares held	262,371		309,757
Long-term investments - warrants held			0
Kutcho convertible note [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Convertible note receivable	10,837
Gold X Convertible Note [Member]
Disclosure of fair value measurements of assets and liabilities [line items]
Convertible note receivable	13,496
Level 1 [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Cash and cash equivalents	131,764		103,986
Trade receivables from provisional concentrate sales, net of fair value adjustment			0
Convertible note receivable			0
Total net financial assets measured at fair value	394,135		413,743
Level 1 [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Long-term investments - common shares held	262,371		309,757
Long-term investments - warrants held			0
Level 1 [member] | Gold X Convertible Note [Member]
Disclosure of fair value measurements of assets and liabilities [line items]
Convertible note receivable	0
Level 2 [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Cash and cash equivalents			0
Trade receivables from provisional concentrate sales, net of fair value adjustment	2,836		4,350
Long-term investments - warrants held	427
Convertible note receivable			0
Total net financial assets measured at fair value	16,759		4,350
Level 2 [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Long-term investments - warrants held			0
Level 2 [member] | Gold X Convertible Note [Member]
Disclosure of fair value measurements of assets and liabilities [line items]
Convertible note receivable	13,496
Level 3 [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Cash and cash equivalents			0
Trade receivables from provisional concentrate sales, net of fair value adjustment			0
Convertible note receivable			21,856
Total net financial assets measured at fair value	10,837		21,856
Level 3 [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Long-term investments - warrants held			$ 0
Level 3 [member] | Kutcho convertible note [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Convertible note receivable	$ 10,837